UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Beverages - 0.3%
Monster Beverage Corp. (a)	3,000	$162,480

Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (a)	10,000	1,144,000
Celgene Corp. (a)	15,000	1,146,000
Gilead Sciences, Inc. (a)	8,000	530,640
		2,820,640
Building & Construction - 2.9%
D.R. Horton, Inc.	70,000	1,444,800

Chemicals - 4.2%
Celanese Corp.	26,000	985,660
E.I. du Pont de Nemours & Co.	22,000	1,105,940
		2,091,600
Containers & Packaging - 1.1%
Rock-Tenn Co.	8,000	577,440

Diversified - 0.8%
3M Co.	4,500	415,890

Energy - 8.7%
Chevron Corp.	12,000	1,398,720
Marathon Oil Corp.	40,000	1,182,800
Whiting Petroleum Corp. (a)	16,000	758,080
Williams Companies, Inc.	30,000	1,049,100
		4,388,700
Energy Equipment & Services - 3.7%
Noble Corp. (b)	25,000	894,500
Oil States International, Inc. (a)	12,500	993,250
		1,887,750
Financial Services - 6.6%
American Express Co.	20,000	1,137,200
Mastercard, Inc.	3,000	1,354,440
The Blackstone Group LP	60,000	856,800
		3,348,440
Food Services - 2.0%
Yum Brands, Inc.	15,000	995,100

Forest Products - 2.2%
Weyerhaeuser Co. - REIT	43,000	1,124,020

Health Care Services - 2.2%
UnitedHealth Group, Inc.	20,000	1,108,200

Insurance - 2.6%
ACE Ltd. (b)	17,000	1,285,200

Leisure - 1.6%
Las Vegas Sands Corp.	17,000	788,290

Machinery - 2.8%
Caterpillar, Inc.	8,000	688,320
Cummins, Inc.	8,000	737,680
		1,426,000

Media - 4.5%
DIRECTV - Class A (a)	25,000	1,311,500
Walt Disney Co.	18,000	941,040
		2,252,540
Office Equipment - 6.6%
Apple, Inc.	2,100	1,401,246
EMC Corp. (a)	28,000	763,560
Western Digital Corp.	30,000	1,161,900
		3,326,706
Retail - 3.7%
Macy's, Inc.	20,000	752,400
TJX Companies, Inc.	25,000	1,119,750
		1,872,150
Semiconductors - 4.8%
Intel Corp.	35,000	793,800
KLA-Tencor Corp.	5,000	238,525
NXP Semiconductors NV (a)(b)	55,000	1,375,550
		2,407,875
Services - 11.4%
Accenture PLC (b)	15,000	1,050,450
Amazon.com, Inc. (a)	4,500	1,144,440
Demand Media, Inc. (a)	65,000	706,550
Google, Inc. (a)	2,000	1,509,000
Priceline.com, Inc. (a)	1,000	618,730
Rackspace Hosting, Inc. (a)	11,000	726,990
		5,756,160
Software - 5.3%
Ansys, Inc. (a)	5,000	367,000
Microsoft Corp.	40,000	1,191,200
Oracle Corp.	36,000	1,133,640
		2,691,840
Specialty Retail - 12.3%
AutoZone, Inc. (a)	4,000	1,478,680
Bed Bath & Beyond, Inc. (a)	10,000	630,000
Coach, Inc.	8,000	448,160
Home Depot, Inc.	22,000	1,328,140
Michael Kors Holdings Ltd. (a)(b)	8,000	425,440
Nike, Inc. - Class B	8,000	759,280
VF Corp.	7,000	1,115,520
		6,185,220
Transportation - 3.4%
J.B. Hunt Transport Services, Inc.	10,000	520,400
Union Pacific Corp.	10,000	1,187,000
		1,707,400
TOTAL COMMON STOCKS (Cost $40,941,956)		$50,064,441

SHORT TERM INVESTMENT - 1.7%
Money Market Fund - 1.7%
First American Prime Obligations Fund, Class Z, 0.062% (c)	832,051	832,051
TOTAL SHORT TERM INVESTMENTS (Cost $832,051)		$832,051

Total Investments (Cost $41,774,007) - 101.0%		$50,896,492
Liabilities in Excess of Other Assets - (1.0)%		(480,363)
TOTAL NET ASSETS - 100.0%		$50,416,129

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2012

REIT - Real Estate Investment Trust

On September 30, 2012, the cost of investments for federal income tax purposes was approximately $41,774,007. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$9,276,636
Unrealized depreciation	(154,151)
Net unrealized appreciation	$9,122,485

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of September 30, 2012, the Fund's investments were classified as follows:
				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$50,064,441	$-	$-	$50,064,441
Short-Term Investments	832,051	-	-	832,051
Total Investments	$50,896,492	$-	$-	$50,896,492

Please see above for further industry breakout. The Fund did not hold any Level 3 assets during the period. Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2012, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Wall Street Fund, Inc.

By (Signature and Title)  /s/ Robert P. Morse
                                            Robert P. Morse, President

Date                                     November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert P. Morse
                                              Robert P. Morse, President

Date                                     November 8, 2012

By (Signature and Title)*  /s/ Jian H. Wang
                                              Jian H. Wang, Treasurer

Date                                     November 7, 2012

* Print the name and title of each signing officer under his or her signature.